Reserves (Tables)	12 Months Ended
Jun. 30, 2025
Reserves [Abstract]
Schedule of Reserves
	30 June 2025 $	30 June 2024 $
Foreign currency translation reserve	271,902	(4,412,218)
NASDAQ listing reserve	43,998,710	43,998,710
Share-based payment reserve	4,743,075	790,690
	49,013,687	40,377,182

Schedule of Foreign Currency Translation Reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of financial statements of foreign subsidiaries.

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	(4,412,218)	(3,591,785)
Foreign currency exchange differences arising on translation of foreign operations	4,684,120	(820,433)
Balance at end of year	271,902	(4,412,218)

Schedule of Share-Based Payment Reserve

The share-based payment reserve records items recognised as expenses on valuation of employee share options and options issued to directors and consultants.

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	790,690	-
Issue of RSUs to Directors and management (note 24)	27,044,194	608,156
Issue of RSUs to suppliers (note 24)	80,700	-
Issue of RSU’s to Directors and management in lieu of fees (i)	1,079,318	182,534
Transaction costs for PIPE Warrants (Financial liability)	25,703	-
Issue of warrants PIPE (Brokers)	160,574	-
Issue of shares upon vesting of RSU’s	(24,438,104)	-
Balance at end of year	4,743,075	790,690

Schedule of NASDAQ Listing Reserve

The NASDAQ listing reserve records items recognised in respect to the Company’s listing on the NASDAQ.

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	43,998,710	-
NASDAQ listing costs (note 29)	-	43,998,710
Balance at end of year	43,998,710	43,998,710